Warrants and Warrant Derivative Liability (10-K) (Details Narrative) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Class A Redeemable Warrant [Member]	Dec. 31, 2012 Class A Redeemable Warrant [Member]	Mar. 31, 2013 Class B Redeemable Warrant [Member]	Dec. 31, 2012 Class B Redeemable Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]
Stock issued during period for consideration of cash, units	30,000
Stock units issued during period for consideration of cash	$ 30,000
Issuance of stock, price per unit	$ 1.00
Each stock unit's components description	Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Class of warrants expiration date				Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017
Class of warrants exercise price				5.00	5.00	9.375	9.375
Fari value assumptions of warrants, risk-free interst rate										0.38%	0.72%	0.80%	1.18%
Fari value assumptions of warrants, expected volatality rate										181.34%	304.00%	185.16%	389.00%
Fari value assumptions of warrants, expected dividends rate								0.00%	0.00%
Fair value of embedded derivate liability		49,079
Derivative liability	$ 74,240	$ 49,079